Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Aqua Finance Inc.

One Corporate Drive, Suite 300

Wausau, Wisconsin 54402

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Aqua Finance Inc. (the “Company”) and KeyBanc Capital Markets Inc. (“KeyBanc” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of contracts entered into to finance home improvement projects, products and services (the “contracts”) in conjunction with the proposed offering of Aqua Finance Trust 2017-A, Asset Backed Notes, Series 2017-A.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Contract File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On October 23, 2017, representatives of KeyBanc, on behalf of the Company, provided us with a computer-generated contract data file and related record layout containing data, as represented to us by the Company, as of October 14, 2017, with respect to 21,049 contracts (the “Statistical Contract File”). At your instruction, we randomly selected 150 contracts (the “Sample Contracts”) from the Statistical Contract File and performed certain comparisons and recomputations for each of the Sample Contracts relating to the contract characteristics (the “Characteristics”) set forth on the Statistical Contract File and indicated below.

Characteristics

1.      Contract Number (for informational purposes only)

2.      Contract Type (closed-end or revolving)

3.      Original contract amount

4.      Annual percentage rate

5.      Borrower state

6.      Borrower city

7.      Borrower zip code

8.      Interest start date

9. Obligor income at origination 10. Promo code 11. Promo rate #1 12. Promo rate expire date #1 13. Promo rate #2 14. Promo rate expire date#2 15. Initial term 16. Periodic payment

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We compared Characteristics 2. and 3. to the corresponding information set forth on or derived from the “Retail Installment Contract and Security Agreement” or the “Retail Installment Credit Agreement” (collectively, the “Contract”); Characteristic 4. to the Contract or the “Revolving Credit Agreement and Disclosure Statement;” Characteristics 5. through 7. to the Contract or the “Credit Application” Characteristic 8. to the “Certificate of Completion;” Characteristic 9. to the Credit Application or a borrower’s pay stub, or other related correspondence (collectively, the “Income Verification Documentation”); Characteristic 10. to the “Approval Sheet;” Characteristics 11. through 14. to the Contract or “Promotional Credit Plan Addendum;” and Characteristic 15. to the Contract or the “Amortization Schedule.”

With respect to Characteristic 16., for Sample Contracts with a contract type (as set forth on the Contract) of (i) “closed end,” we compared the periodic payment to the corresponding information set forth on the Contract or (ii) “revolving,” we were instructed, by representatives of the Company, to recompute the periodic payment by multiplying (a) the original contract amount and (b) the “payment factor” (each as set forth on the Contract), round the resulting value up to the nearest whole number and compare such rounded value to the corresponding information set forth on the Statistical Contract File.

For the purposes of such comparisons and at your instruction:

•	with respect to Characteristic 5., for the Sample Contracts indicated in Appendix A, we observed a difference with respect to the borrower state set forth on the Statistical Contract File when compared to the borrower state set forth on the Contract and Credit Application. For such Sample Contracts, we were instructed to perform an additional procedure and compare the borrower state set forth on the Statistical Contract File to the borrower state set forth on a system screen shot, provided to us by the Company, from the Company’s servicing system (the “Servicing System Screen Shot”);

•	with respect to Characteristic 6., for the Sample Contracts indicated in Appendix B, we observed a difference with respect to the borrower city set forth on the Statistical Contract File when compared to the borrower city set forth on the Contract and Credit Application. For such Sample Contracts, we were instructed to perform an additional procedure and compare the borrower city set forth on the Statistical Contract File to the borrower city set forth on the Servicing System Screen Shot;

•	with respect to Characteristic 7., for the Sample Contracts indicated in Appendix C, we observed a difference with respect to the borrower zip code set forth on the Statistical Contract File when compared to the borrower zip code set forth on the Contract and Credit Application. For such Sample Contracts, we were instructed to perform an additional procedure and compare the borrower zip code set forth on the Statistical Contract File to the borrower zip code set forth on the Servicing System Screen Shot;

•	with respect to Characteristic 8., for the Sample Contracts indicated in Appendix D, we observed a difference with respect to the interest start date set forth on the Statistical Contract File when compared to the interest start date set forth on the Certificate of Completion. For such Sample Contracts, we were instructed to perform an additional procedure and compare the interest start date set forth on the Statistical Contract File to the interest start date set forth on the Servicing System Screen Shot; and

•	with respect to Characteristic 9., for the Sample Contract indicated in Appendix E, we observed a difference with respect the obligor income at origination set forth on the Statistical Contract File when compared to the obligor income at origination set forth on the Income Verification Documentation. For such Sample Contract, we were instructed to perform an additional procedure and divide (i) the obligor income at origination set forth on Income Verification Documentation by (ii) 12.

The contract documents described above, including any information obtained from the indicated system, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documents. In addition, we make no representations as to whether the Contract Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Contract File were found to be in agreement with the above mentioned Contract Documents, except as described in Appendix G. Supplemental information is contained on Appendix H.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the contracts or underlying documentation underlying the Statistical Contract File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly

/s/ Deloitte & Touche LLP

November 3, 2017

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 5. for the following Sample Contracts:

[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 6. for the following Sample Contracts:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 7. for the following Sample Contracts:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 8. for the following Sample Contracts:

[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 9. for the following Sample Contract:

[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix F to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017.

Exception Description Number	Exception Description
1	Two differences in interest start date.
2	Three differences in promo code.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix G to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 3, 2017 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix F

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Contract File	Characteristic set forth on the Contract Documentation
1	[REDACTED]	Interest start date	10/1/2013	9/27/2013
1	[REDACTED]	Interest start date	7/23/2014	7/28/2014
2	[REDACTED]	Promo code	S13.99%CE	S15.99%CE
2	[REDACTED]	Promo code	P13.99%	STANDARD
2	[REDACTED]	Promo code	Not provided	1.5%9.9%6N

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.